CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity {1}
Stockholders' Equity Note Disclosure
3.     CAPITAL STOCK

As of March 31, 2012, the Company has 900,000,000 shares of common stock authorized at par value of $0.0001 and 526,525,000 shares of common stock outstanding; 100,000,000 shares of preferred stock authorized at par value of $0.0001 and none issued or outstanding. No shares of common stock were issued during the period.

3.     CAPITAL STOCK

During the year ended December 31, 2011, the Company issued 16,525,000 shares of common stock at a price of $0.002 per share for subscription payables in the amount of $33,050. During the year ended December 31, 2010, the Company issued no shares of common stock. As of July, 2010, the founder of the Company approved a one hundred two thousand-for-one stock split of the Company’s issued and outstanding common stock. All share amounts included in the financial statements have been adjusted for the effects of this stock split.